Leases	12 Months Ended
Aug. 31, 2012
Leases [Abstract]
Leases
(3)           Leases

The Company owns approximately 20% of its operating locations; the remaining locations are leased premises.  Initial terms are typically 20 to 25 years, followed by additional terms containing renewal options at five-year intervals, and may include rent escalation clauses.  The commencement date of all lease terms is the earlier of the date the Company becomes legally obligated to make rent payments or the date the Company has the right to control the property.  The Company recognizes rent expense on a straight-line basis over the term of the lease.  In addition to minimum fixed rentals, some leases provide for contingent rentals based upon a portion of sales.

Minimum rental commitments at August 31, 2012, under all leases having an initial or remaining non-cancelable term of more than one year are shown below (in millions):

	Capital Lease	Operating Lease
2013	$16	$2,447
2014	12	2,437
2015	11	2,385
2016	11	2,325
2017	9	2,250
Later	158	23,996
Total minimum lease payments	$217	$35,840

The capital lease amount includes $122 million of executory costs and imputed interest.  Total minimum lease payments have not been reduced by minimum sublease rentals of approximately $29 million on leases due in the future under non-cancelable subleases.

The Company provides for future costs related to closed locations.  The liability is based on the present value of future rent obligations and other related costs (net of estimated sublease rent) to the first lease option date.  In fiscal 2012, 2011 and 2010, the Company recorded charges of $20 million, $54 million and $90 million, respectively, for facilities that were closed or relocated under long-term leases.  These charges are reported in selling, general and administrative expenses on the Consolidated Statements of Comprehensive Income.

The changes in reserve for facility closings and related lease termination charges include the following (in millions):

	Twelve Months Ended August 31
	2012	2011
Balance – beginning of period	$145	$151
Provision for present value of non-cancellable lease payments of closed facilities	6	49
Assumptions about future sublease income, terminations and changes in interest rates	(11)	(19)
Interest accretion	25	24
Cash payments, net of sublease income	(48)	(60)
Balance – end of period	$117	$145

The Company remains secondarily liable on 24 assigned leases.  The maximum potential undiscounted future payments are $15 million at August 31, 2012.  Lease option dates vary, with some extending to 2041.

Rental expense, which includes common area maintenance, insurance and taxes, was as follows (in millions):

	2012	2011	2010
Minimum rentals	$2,585	$2,506	$2,218
Contingent rentals	6	9	9
Less: Sublease rental income	(20)	(15)	(9)
	$2,571	$2,500	$2,218